Filed with the Securities and Exchange Commission on January 19, 2021

Registration No. 333-230143

Registration No. 811-21933

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES

ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 4	/ X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940	/ /

Amendment No. 80	/ X /

(Check appropriate box or boxes.)

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code 414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer, and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Chad E. Fickett, Assistant General Counsel and Assistant Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-1209

Approximate Date of Proposed Public Offering                          Continuous

It is proposed that this filing will become effective (check appropriate space)

                immediately upon filing pursuant to paragraph (b) of Rule 485

    x          on February 19, 2021 pursuant to paragraph (b) of Rule 485

                60 days after filing pursuant to paragraph (a)(1) of Rule 485 on ____________ pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

      x       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Northwestern Mutual Variable Life Account II under flexible premium variable adjustable life insurance policies.

Explanatory Note

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-230143, of Northwestern Mutual Variable Life Account II (the “Registrant”) is being filed for the purpose of delaying, until February 19, 2021, the effectiveness of Post-Effective Amendment No. 2 for the Registrant, which was filed pursuant to Rule 485(a)(1) on October 22, 2020 (accession no. 0001193125-20-274252) (the “Amendment”). On December 18, 2020, Post-Effective Amendment No. 3 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of delaying the effectiveness of the Amendment until January 20, 2021. We have received and are currently working to address Staff comments, and we will make a filing/filings pursuant to Rule 485 at a future date that incorporates our responses to the comments and any required missing information or items. Accordingly, the contents of the Amendment consisting of Part A, Part B, and Part C, are hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Variable Life Account II, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 19th day of January, 2021.

NORTHWESTERN MUTUAL VARIABLE LIFE
ACCOUNT II (Registrant)

By	THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY (Depositor)

By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske,
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 19th day of January, 2021.

THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY (Depositor)

By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske,
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

/s/ JOHN E. SCHLIFSKE John E. Schlifske	Chairman, Trustee and Chief Executive Officer; Principal Executive Officer

/s/ MICHAEL G. CARTER Michael G. Carter	Executive Vice President and Chief Financial Officer; Principal Financial Officer

/s/ TODD JONES Todd Jones	Vice President and Controller; Principal Accounting Officer

/s/ John N. Balboni* John N. Balboni	Trustee

/s/ Nicholas E. Brathwaite* Nicholas E. Brathwaite	Trustee

/s/ P. Russell Hardin* P. Russell Hardin	Trustee

/s/ Dale E. Jones* Dale E. Jones	Trustee

Randolph W. Melville	Trustee

/s/ Jaime Montemayor* Jaime Montemayor	Trustee

Timothy H. Murphy	Trustee

Andrew N. Nunemaker	Trustee

/s/ Anne M. Paradis* Anne M. Paradis	Trustee

/s/ John E. Schlifske* John E. Schlifske	Trustee

Artie Shah	Trustee

/s/ Mary Ellen Stanek* Mary Ellen Stanek	Trustee

/s/ S. Scott Voynich* S. Scott Voynich	Trustee

/s/ Ralph A. Weber* Ralph A. Weber	Trustee

/s/ Benjamin F. Wilson* Benjamin F. Wilson	Trustee

/s/ Juan C. Zurate* Juan C. Zurate	Trustee

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact,
pursuant to Power of Attorney.